RELATED-PARTY TRANSACTIONS/ AFFILIATED DEBT	12 Months Ended
Dec. 31, 2014
RELATED-PARTY TRANSACTIONS / AFFILIATED DEBT
RELATED-PARTY TRANSACTIONS/ AFFILIATED DEBT

NOTE 12: RELATED-PARTY TRANSACTIONS

        The Company receives compensation from CNH Industrial North America for retail installment sales contracts and finance leases that were created under certain low-rate financing programs and interest waiver programs offered to customers by CNH Industrial North America. For selected operating leases, CNH Industrial North America compensates the Company for the difference between the market rental rates and the amount paid by the customer. Similarly, for selected wholesale receivables, CNH Industrial North America and other affiliates compensate the Company for the difference between market rates and the amount paid by the dealer. The Company is also compensated for lending funds to CNH Industrial North America and other affiliates for various purposes.

        The summary of sources included in "Interest and other income from affiliates" in the accompanying consolidated statements of income at December 31, 2014, 2013, and 2012 is as follows:

	2014	2013	2012
Retail subsidy from CNH Industrial North America	$228,023	$219,171	$209,952
Wholesale subsidy:
CNH Industrial North America	161,308	158,313	148,997
Other affiliates	—	1,584	2,784
Operating lease subsidy from CNH Industrial North America	48,035	35,889	30,376
Lending funds:
CNH Industrial North America	—	—	352
Other affiliates	69	—	2

Total interest and other income from affiliates	$437,435	$414,957	$392,463

        Fees charged by affiliates represent payroll and other human resource services CNH Industrial America performs on behalf of the Company.

        As of December 31, 2014 and 2013, the Company had various accounts and notes receivable and debt with the following affiliates:

	2014			2013
	Rate	Maturity	Amount	Rate	Maturity	Amount
Affiliated receivables from:
CNH Industrial America	0%	—	$39,677	0%	—	$80,786
CNH Industrial Canada Ltd.	0%	—	6,763	0%	—	17,071
Other affiliates	0%	—	12,291	0%	—	12,291

Total affiliated receivables			$58,731			$110,148

Affiliated debt owed to:
CNH Industrial America	3.92%	2014	$713,230	3.92%	2014	$274,525
CNH Industrial Canada Ltd.	5.05%	2014	149,215	4.97%	2014	76,479

Total affiliated debt			$862,445			$351,004

        Included in "Other Assets" in the accompanying balance sheets were tax receivables due from related parties of $62,515 and $6,044, respectively, as of December 31, 2014 and 2013. Accounts payable and other accrued liabilities of $5,282 and $3,716, respectively, as of December 31, 2014 and 2013, were payable to related parties. In October 2014, $68,707 of cash was received for tax receivables purchased from CNH Industrial North America and classified as other assets at September 30, 2014. Interest expense to affiliates was $30,477, $24,105 and $34,512, respectively, for the years ended December 31, 2014, 2013 and 2012.

        In order to utilize the marketing channels for used equipment that exist in CNH Industrial Capital, $19,541 of inventory was transferred from CNH Industrial America at cost at December 31, 2014 and was included in "Equipment held for sale" in the accompanying consolidated balance sheets.

        CNH Industrial Canada Ltd., an affiliated entity, owns 76,618,488 shares of preferred stock in CNH Industrial Capital Canada, one of the Company's subsidiaries. This is recorded as "Noncontrolling interest" in the stockholder's equity in the accompanying consolidated balance sheets. These shares earn dividends of 12-month LIBOR plus 1.2% per annum. The dividends are accrued annually and are recorded in "Net income attributed to noncontrolling interest" in the consolidated statements of income. Accrued, but not declared, dividends are included in "Noncontrolling interest" in the stockholder's equity in the accompanying consolidated balance sheets. A dividend of C$25,684 ($23,803) was paid by CNH Industrial Capital Canada to CNH Industrial Canada Ltd. in December 2014, which represented dividends accrued through September 2014.